SUBSEQUENT EVENTS - Dividends - Occasional reserve at disposal (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SUBSEQUENT EVENTS
Total Income available for disposal of the General Meeting of Shareholders	$ 11,909,717
Dividend declared	1,203,175	$ 1,336,861	$ 1,336,861	$ 1,069,489
To Occasional reserve at the disposal of General Meeting of shareholders	$ 10,706,542